UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York        May 12, 2008
     -----------------          ----------------------        ------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $6,802 (thousands)


List of Other Included Managers:  2

  (1)     Credit Agricole Structured Asset Mgt Advisors LLC
  (2)     Coast Troob Strategy Investments Ltd.


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

                                                            FORM 13F

QTR ENDED: 3/31/08                 Name of Reporting Managers:          Troob Captial Advisors LLC         (SEC USE ONLY)
                                                                        "1" = Credit Agricole Structured Asset Mgt Advisors LLC
                                                                        "2" = Coast Troob Strategy Investments Ltd.

        Item 1:            Item 2:       Item3:     Item 4:             Item 5:          Item 6:   Item 7:           Item 8:
     Name of Issuer     Title of Class   CUSIP     Fair Market   Shares or             Investment   Other        Voting Authority
                                                     Value       Principal   Sh/ Put/  Discretion  Managers    (a)     (b)    (c)
                                                   (x $1000)     Amount      Prn Call                          Sole   Shared  None
Celanese Corp                 COM SER A  150870103    964         24,697     SH          Shared      1                 24,697
Constar International Inc New COM        21036U107    313        119,519     SH          Shared      1                119,519
Delta Airlines                COM NEW    247361702    210         24,400     SH          Shared      1                 24,400
Goodyear Tire & Rubber Co.    COM        382550101  1,012         39,229     SH          Shared      1                 39,229
Hayes Lemmerz Intl            COM NEW    420781304  1,154        413,570     SH          Shared      1                413,570
Huntsman Corp                 COM        447011957      9             85     SH  Puts    Shared      1                     85
Northwest Airlines Corp       COM        667280408    366         40,695     SH          Shared      1                 40,695
Bon-Ton Stores                COM        09776J101    160         29,301     SH          Shared      2                 29,301
Hayes Lemmerz Intl            COM NEW    420781304  2,516        901,900     SH          Shared      2                901,900
IShares Russell 2000          COM        464287955     96            533     SH  Puts    Shared      2                    533
Pep Boys Manny Moe & Jack     COM        713278909      2            212     SH  Calls   Shared      2                    212

                                        Value:      6,802

                                        Count:         11